Fair Value - Summary Of Assets And Liabilities Measured At Fair Value On A Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Share-based awards settled in cash	$ 1,618
Liabilities, net	10,006
Contingent consideration liability		$ 2,180
Public Warrants
Liabilities:
Warrants	5,500
Private Placement Warrants
Liabilities:
Warrants	2,888
Money market funds
Assets:
Money market funds	257,000
Level 1
Liabilities:
Share-based awards settled in cash	1,618
Liabilities, net	7,118
Contingent consideration liability		0
Level 1 | Public Warrants
Liabilities:
Warrants	5,500
Level 1 | Private Placement Warrants
Liabilities:
Warrants	0
Level 1 | Money market funds
Assets:
Money market funds	257,000
Level 2
Liabilities:
Share-based awards settled in cash	0
Liabilities, net	2,888
Contingent consideration liability		0
Level 2 | Public Warrants
Liabilities:
Warrants	0
Level 2 | Private Placement Warrants
Liabilities:
Warrants	2,888
Level 2 | Money market funds
Assets:
Money market funds	0
Level 3
Liabilities:
Share-based awards settled in cash	0
Liabilities, net	0
Contingent consideration liability		$ 2,180
Level 3 | Public Warrants
Liabilities:
Warrants	0
Level 3 | Private Placement Warrants
Liabilities:
Warrants	0
Level 3 | Money market funds
Assets:
Money market funds	$ 0